Other revenues	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Other revenues
Other revenues

Other revenues consist of the following:

	Year ended December 31
(In US$ millions)	2014	2013	2012
Amortization of unfavorable contracts	130	67	—
Amortization of favorable contracts	—	(2)	(12)
Revenues related party	97	2	15
External management fees with third parties	62	45	—
Total	289	112	3

The unfavorable contract values in 2014 and 2013 arose from our acquisitions of the Songa Eclipse and Sevan Drilling ASA, see Notes 12 and 21.

Related party revenues were related to management support and administrative services during the year provided to our associates in which we maintain an investment.

External management fees relate to the operational, administrative and support services we provide to SapuraKencana as part of the agreement we entered into when we sold majority of the tender rig business. See Note 11.